OTHER RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES
Schedule of other receivable
	March 31, 2021	December 31, 2020
Rental deposit	$10,682	10,725
Property management fee deposit	34,153	34,290
Prepaid trademark and system set up fee	-	3,318
Others	6,358	2,453
	51,193	50,768

	December 31, 2020	December 31, 2019
Rental deposit	230,620	-
Property management fee deposit	34,290	-
Prepaid trademark and system set up fee	3,318	-
Others	2,453	-
	270,681	-